Deferred Tax Assets and Deferred Tax Liabilities - Change in deferred tax (Details) kr in Thousands	12 Months Ended
Dec. 31, 2020 SEK (kr)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Cost at Opening Balance	kr 0
Recognized in Profit or Loss	600
Increase through Business Combinations	(79,996)
Cost at Closing Balance	(79,396)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Cost at Opening Balance	0
Increase through Business Combinations	(92,523)
Cost at Closing Balance	(92,523)
Personnel-related items
Reconciliation of changes in deferred tax liability (asset) [abstract]
Cost at Opening Balance	0
Recognized in Profit or Loss	596
Cost at Closing Balance	596
Tax loss carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Cost at Opening Balance	0
Increase through Business Combinations	12,527
Cost at Closing Balance	12,527
Other items
Reconciliation of changes in deferred tax liability (asset) [abstract]
Cost at Opening Balance	0
Recognized in Profit or Loss	4
Cost at Closing Balance	kr 4